Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes
20.	Income taxes
The Company is organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, it is treated as a U.S. corporation for tax purposes. Accordingly, the Company is subject to federal and state income tax in the United States, as well as foreign taxes in the multiple jurisdictions where it operates.
The following table summarizes our U.S. and foreign losses before income taxes for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
U.S.	$(17,518)	$(15,510)	$1,942
Foreign	(88,577)	(148,797)	(28,077)

Loss before income taxes	$(106,095)	$(164,307)	$(26,135)

Provision for Income Taxes
The following table summarizes our provision for income taxes for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Current income tax benefit / (expense):
U.S. Federal	$8,355	$1,424	$1,035
Foreign	(26,115)	(4,440)	(8,235)

Total current income tax expense	$(17,760)	$(3,016)	$(7,200)

Deferred income tax benefit / (expense):
U.S. Federal	(1,077)	2,653	—
Foreign	19,067	21,801	12,425

Total deferred income tax benefit	$17,990	$24,454	$12,425

Income tax benefit	$230	$21,438	$5,225

Deferred Income Taxes
As of December 31, 2021, and 2020, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2021	As of December 31, 2020
Non-current deferred tax assets	$92,658	$66,768

Total deferred tax assets	$92,658	$66,768

Less: Valuation allowance	(23,999)	(9,026)

Net deferred tax assets	$68,659	$57,742

Non-current tax liabilities	(9,772)	(11,111)

Total deferred tax liabilities	$(9,772)	$(11,111)

Total deferred tax	$58,887	$46,631

The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Tax loss carryforwards	$59,615	$33,036
Allowance for credit expected losses	3,113	4,161
Royalties	—	533
Provisions and other assets	31,237	22,978
Property and equipment	3	268
Intangible assets	(7,698)	(9,377)
Others	(3,384)	4,058

Total net deferred tax assets before valuation allowance	$82,886	$55,657

Less: Valuation allowance	(23,999)	(9,026)

Total net deferred tax assets after valuation allowance	$58,887	$46,631

As of December 31, 2021, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $214,313. If not utilized, the NOLs will begin to expire, as follows:

	As of December 31, 2021
Expiration date	U.S.	Foreign
Expires 2021	$—	$302
Expires 2022	—	608
Expires 2023	—	3,909
Expires 2024	—	975
Expires 2025 and thereafter	—	82,877
Without expiration dates	41,821	83,821

Total NOLs	$41,821	$172,492

The following table shows the breakdown of our NOLs by country of origin as of December 31, 2021:

Country	NOL gross amount	Expiration terms
Brazil	$79,771	No expiration. Offset limitation to 30% of taxable income.
Argentina	53,327	5 fiscal years expiration.
United States	41,821	No expiration but offset limitation of 80% of the taxable income by fiscal year.
Mexico	33,433	10 fiscal years expiration.
Chile	3,169	No expiration.
Colombia	1,911	12 fiscal years expiration in general.
Peru	881	No expiration, but offset limitation of 50% of the taxable income by fiscal year.

Total NOLs	$214,313

In the aggregate, we have foreign and U.S NOLs amounting to $125,642 which may be carried forward indefinitely but subject to certain percentage limitations of taxable income each year.
As of December 31, 2021, we had a valuation allowance of $23,999 related to certain NOL carryforwards for which it is more likely than not the tax benefits will not be realized. The valuation allowance increased by $14,973 from the amount recorded as of December 31, 2020 primarily due to recoverability analyzes for the upcoming years. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period change, or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.
The following table presents the changes in our valuation allowance for the years ended December 31, 2021, 2020 and 2019:

Valuation allowance
Balance as of January 1, 2019	$18,007

Increases	5,892
Decreases	(12,550)

Balance as of December 31, 2019	$11,349

Increases	754
Decreases	(3,077)

Balance as of December 31, 2020	$9,026

Increases	23,124

Decreases	(8,151)

Balance as of December 31, 2021	$23,999

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. We have foreign subsidiaries with aggregated undistributed earnings of $21,651 as of December 31, 2021. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences. We consider the earnings of our foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings or state income taxes, and for that reason we have not recorded a deferred tax liability.
Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate
A reconciliation of the provision for income taxes computed by applying the weighted average income tax rate for the years ended December 31, 2021, 2020 and 2019 to total income tax expense is as follows:

	Year ended December 31,
	2021	2020	2019
Net loss before income tax	$(106,095)	$(164,307)	$(26,135)
Weighted average income tax rate (1)	29%	27%	29%

Income tax benefit at weighted average income tax rate	$(30,326)	$(43,651)	$(7,474)
Permanent differences:
Non-taxable income (2)	$3,651	$7,959	$(469)
Foreign non-creditable withholding tax (3)	7,652	1,471	4,439
Non-deductible expenses	10,694	12,161	1,054
Currency translation adjustment	2,931	1,289	1,891
Tax credits recovery	—	12	(157)
Others	27	20	553
Unrecognized tax benefits and related interests	6,930	1,747	—
True up	(2,238)	849	(2,693)
Change in valuation allowance	1,634	(3,367)	(5,010)
Change in tax rate (4)	(1,185)	72	2,641

Income tax benefit	$(230)	$(21,438)	$(5,225)

(1)
We use a weighted average rate for the income tax reconciliation, since the majority of our operations are outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

(2)	Includes tax (benefits) / losses generated by operations located in the Uruguayan “Free Trade Zone”.
(3)	Includes foreign withholding taxes on royalties and services.
(4)	Corresponds to the increase in the statutory tax rate in Argentina.
Our effective tax rate for the year ended December 31, 2021 was 0.2%, lower than the weighted average rate of 29% due to changes in statutory tax rate in Argentina, uncertain tax positions and tax contingencies recognition due to Best Day acquisition and a reduction of a portion of valuation allowances linked with net operating losses in Brazil, Colombia, Peru and Argentina due to updated recoverability analyses for the upcoming years.
Our effective tax rate for the year ended December 31, 2020 was 13%, lower than the weighted average rate of 27% due primarily to changes in tax rate related to the Promotional Regime enacted in Argentina, which reduced the income tax rate to 15% as from the following year and the reversal of valuation allowances.
Our effective tax rate for the year ended December 31, 2019 was 20%, lower than the weighted average rate of 29% due to the decrease in non-taxable
income and changes in valuation allowances related to our Brazilian subsidiary.
Uncertain tax positions
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2021	2020	2019
Balance, beginning of year	$32,906	$—	$—
Increases to tax positions related to current year	—	—	—
Increases to tax positions related to prior years (1)	8,404	31,778	—
Decreases to tax positions related to prior years	—	—	—
Reductions due to lapsed statute of limitations	—	—	—
Settlements during current year	—	—	—
Interest and penalties	4,555	1,128	—

Balance, end of year	$45,865	$32,906	$—

(1)	Corresponds to uncertain tax positions recognized as part of the acquisition of the Best Day Group. See Note 4.
As of December 31, 2021, and 2020, we had $45,865 and $32,906 of gross unrecognized tax benefits, respectively. As of December 31, 2019, we did not have gross unrecognized tax benefits.
As of December 31, 2021, and 2020, total gross interest and penalties accrued were $23,434 and $18,879, respectively. During the years ended December 31, 2021 and 2020, we recognized interest expense of $4,555 and $1,128 in connection with our unrecognized tax benefits, respectively.
We evaluate the tax positions and establish liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite our belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the income tax provision as appropriate.
We are routinely audited by U.S. federal and foreign income tax authorities. At any point in time, we may have tax audits underway at various stages of completion. These audits include questioning the timing and the amount of income and deductions, and the allocation of income and deductions among various tax jurisdictions. The Mexican Tax Authority is currently examining the income tax returns for the 2014, 2015, 2016 and 2017 tax years of our subsidiary Viajes Beda and has already issued a notice of observations in connection with fiscal years 2014 and 2017. During 2021 we have filed a settlement request (
acuerdo conclusivo
) before the Mexican Taxpayer Ombudsman (
Procuraduría de la Defensa del Contribuyente
) in order to settle the dispute with the Mexican Tax Authority. We are awaiting response from the Mexican Taxpayer Ombudsman.
During the third quarter of 2020, the Internal Revenue Service (“IRS”) performed an income tax assessment on fiscal year 2017 applying adjustments on foreign tax credits allocation criteria taken during this period. We therefore recognized and paid additional income tax for $1,649. Afterwards, we submitted a request to the IRS in order to offset the amount paid with net operating losses submitted and to recover the amount paid in cash. The IRS rejected the recovery request during 2021 considering that the amount paid can only be recovered by an amended tax return. We will file the amended return and the overpayment from the loss carryback is expected to be refunded by the IRS during 2022.
The Coronavirus Aid, Relief, and Economic Security Act (CARES Act)
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act, a relief package comprising a combination of tax provisions and other stimulus measures. The CARES Act broadly provides entities tax payment relief and significant business incentives and makes certain technical corrections to the Tax Act. The tax relief measures for entities include a five-year net operating loss carry back, increases interest expense deduction limits, acceleration of alternative minimum tax credit refunds, payroll tax relief, and a technical correction to allow accelerated deductions for qualified improvement property.
Based on the Tax Act, NOL deductions arising in tax years beginning after December 31, 2017, can offset only up to 80% of future taxable income. The Tax Act also prohibits NOL carrybacks for NOLs arising in tax years ending after December 31, 2017 but allows indefinite carryforwards.
Under the CARES Act NOLs arising in tax years beginning after December 31, 2017, and ending before January 1, 2021, may be carried back for five years. Further, the 80% limitation enacted under the Act is temporarily suspended for tax years beginning before 2021. Under these conditions, NOLs arising in 2018, 2019 or 2020 could be carried back to years before 2018.
The final regulation package released in late December 2021 and published on January 4, 2022 in the Federal Register relate primarily to the determination of the foreign tax credit (“FTC”) and the allocation and apportionment of deductions (including foreign income taxes) in determining the FTC limitation, and marks the fourth significant revision of the FTC regulations since enactment of the Tax Act. We are currently reviewing the regulations and potential limitations on our foreign tax credits.